AST WESTERN ASSET CORPORATE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 99.1%
Asset-Backed Security — 0.6%
Student Loan
Navient Private Education Refi Loan Trust,
Series 2020-DA, Class A, 144A
1.690%	05/15/69	52	$52,103
(cost $52,223)
Bank Loans — 1.2%
Airlines — 0.3%
Delta Air Lines, Inc.,
Initial Term Loan, 3 Month LIBOR + 3.750%
4.750%(c)	10/20/27	10	10,625
United Airlines, Inc.,
Class B Term Loan, 1 Month LIBOR + 3.750%
4.500%(c)	04/21/28	10	10,011
			20,636
Engineering & Construction — 0.1%
AECOM,
Term B Loan, 1 Month LIBOR + 1.750%
1.834%(c)	04/13/28	10	9,967
Forest Products & Paper — 0.2%
Asplundh Tree Expert LLC,
2021 Refinancing Term Loan, 1 Month LIBOR + 1.750%
1.834%(c)	09/04/27	10	9,855
Schweitzer-Mauduit International, Inc.,
Term B Loan, 3 Month LIBOR + 3.750%
4.500%(c)	02/09/28	10	9,919
			19,774
Healthcare-Services — 0.2%
ICON Luxembourg Sarl (Luxembourg),
Lux Term Loan, 3 Month LIBOR + 2.500%
3.000%(c)	07/03/28	16	16,024
PRA Health Sciences, Inc. (Ireland),
US Term Loan, 3 Month LIBOR + 2.500%
3.000%(c)	07/03/28	4	3,992
			20,016
Leisure Time — 0.1%
Carnival Corp.,
New Term Loan B, 3 Month LIBOR + 3.000%
3.750%(c)	06/30/25	10	9,892
Pharmaceuticals — 0.1%
Horizon Therapeutics USA, Inc.,
Incremental Term B-2 Loan, 1 Month LIBOR + 2.000%
2.500%(c)	03/15/28	10	9,927
Retail — 0.1%
Great Outdoors Group LLC,
Term B-1 Loan, 3 Month LIBOR + 4.250%
5.000%(c)	03/06/28	10	9,964
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (continued)
Transportation — 0.1%
XPO Logistics, Inc.,
Refinancing Term Loan, 1 Month LIBOR + 1.750%
1.833%(c)	02/24/25	10	$9,947

Total Bank Loans (cost $109,017)			110,123
Convertible Bond — 0.2%
Real Estate Investment Trusts (REITs)
Blackstone Mortgage Trust, Inc.,
Sr. Unsec’d. Notes
4.375%	05/05/22	20	20,248
(cost $20,118)
Corporate Bonds — 94.8%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	10/01/21	10	10,000
Aerospace & Defense — 3.8%
Boeing Co. (The),
Sr. Unsec’d. Notes
1.875%	06/15/23	10	10,174
2.196%	02/04/26	80	80,635
2.750%	02/01/26	10	10,408
2.850%	10/30/24	30	31,427
5.150%	05/01/30	10	11,741
6.875%	03/15/39	20	27,605
General Dynamics Corp.,
Gtd. Notes
1.150%	06/01/26	20	20,047
3.250%	04/01/25	10	10,739
3.500%	04/01/27	30	33,154
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
2.900%	12/15/29	30	31,443
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.800%	06/15/50	10	9,912
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.930%	01/15/25	30	31,774
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
3.125%	07/01/50	10	10,105
4.450%	11/16/38	20	24,216
			343,380
Agriculture — 2.8%
Altria Group, Inc.,
Gtd. Notes
2.450%	02/04/32	60	57,737
4.800%	02/14/29	6	6,900
5.950%	02/14/49	10	12,734
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	20	19,868
A1

AST WESTERN ASSET CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Agriculture (cont’d.)
BAT International Finance PLC (United Kingdom),
Gtd. Notes
1.668%	03/25/26	20	$20,010
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
0.750%	02/02/26	40	39,313
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
0.875%	05/01/26	40	39,282
2.500%	11/02/22	30	30,652
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
4.450%	06/12/25	20	22,049
			248,545
Airlines — 0.5%
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.750%	10/28/29	10	10,189
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.750%	10/20/28	10	11,155
United Airlines 2020-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.875%	07/15/27	19	19,786
			41,130
Auto Manufacturers — 5.3%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN
1.000%	09/10/25	20	19,902
2.050%	01/10/23	30	30,661
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
0.800%	04/01/24	40	40,159
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25	17	18,495
6.125%	10/01/25	10	11,721
General Motors Financial Co., Inc.,
Gtd. Notes, 3 Month LIBOR + 1.310%
1.442%(c)	06/30/22	30	30,219
Gtd. Notes
3.700%	05/09/23	20	20,875
4.250%	05/15/23	50	52,839
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
2.850%	11/01/22	30	30,707
3.400%	06/20/24	40	42,423
Sr. Unsec’d. Notes, 144A, MTN
0.800%	01/08/24	10	9,962
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A
1.050%	03/08/24	90	89,811
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.150%	08/13/27	20	$19,665
1.800%	02/13/25	50	51,340
			468,779
Banks — 6.4%
Bank of America Corp.,
Sr. Unsec’d. Notes
2.299%(ff)	07/21/32	20	19,716
Sr. Unsec’d. Notes, MTN
4.330%(ff)	03/15/50	20	24,495
Sub. Notes
2.482%(ff)	09/21/36	10	9,794
Sub. Notes, MTN, Series L
4.183%	11/25/27	50	55,707
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.572%(ff)	06/03/31	10	10,187
3.668%(ff)	07/24/28	30	32,992
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.093%(ff)	12/09/26	20	19,705
3.800%	03/15/30	10	11,135
3.814%(ff)	04/23/29	20	22,117
Sr. Unsec’d. Notes, MTN
2.383%(ff)	07/21/32	20	19,812
Sub. Notes
5.150%	05/22/45	20	26,189
HSBC Holdings PLC (United Kingdom),
Sub. Notes
7.625%	05/17/32	10	14,009
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series KK
3.650%(ff)	06/01/26(oo)	10	10,029
Sr. Unsec’d. Notes
2.522%(ff)	04/22/31	30	30,584
3.897%(ff)	01/23/49	10	11,512
Sub. Notes
2.956%(ff)	05/13/31	110	114,545
M&T Bank Corp.,
Jr. Sub. Notes
3.500%(ff)	09/01/26(oo)	10	9,923
Macquarie Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
1.340%(ff)	01/12/27	50	49,579
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32	10	9,830
Sub. Notes
2.484%(ff)	09/16/36	20	19,562
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
4.478%(ff)	04/04/31	10	11,664
5.013%(ff)	04/04/51	20	26,924

A2

AST WESTERN ASSET CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Westpac Banking Corp. (Australia),
Sub. Notes
2.668%(ff)	11/15/35	10	$9,789
			569,799
Beverages — 1.0%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.600%	04/15/48	10	11,971
4.750%	01/23/29	40	47,101
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.375%	03/15/31	10	9,498
1.650%	06/01/30	10	9,767
PepsiCo, Inc.,
Sr. Unsec’d. Notes
0.400%	10/07/23	10	10,016
			88,353
Biotechnology — 0.7%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.250%	08/19/23	30	30,953
3.150%	02/21/40	20	20,387
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.750%	03/01/46	10	12,561
			63,901
Building Materials — 0.2%
Carrier Global Corp.,
Sr. Unsec’d. Notes
2.493%	02/15/27	20	20,880
Chemicals — 0.2%
PPG Industries, Inc.,
Sr. Unsec’d. Notes
1.200%	03/15/26	20	19,888
Commercial Services — 0.4%
Element Fleet Management Corp. (Canada),
Sr. Unsec’d. Notes, 144A
1.600%	04/06/24	10	10,145
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.300%	06/01/30	20	20,502
S&P Global, Inc.,
Gtd. Notes
1.250%	08/15/30	10	9,419
			40,066
Computers — 2.1%
Apple, Inc.,
Sr. Unsec’d. Notes
0.700%	02/08/26	40	39,561
1.400%	08/05/28	20	19,695
2.650%	05/11/50	20	19,254
3.350%	02/09/27	60	66,128
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Computers (cont’d.)
Fortinet, Inc.,
Sr. Unsec’d. Notes
1.000%	03/15/26		20	$19,705
2.200%	03/15/31		20	19,864
				184,207
Cosmetics/Personal Care — 0.2%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
1.000%	04/23/26		20	20,016
Diversified Financial Services — 5.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.500%	01/15/25		150	157,914
Air Lease Corp.,
Sr. Unsec’d. Notes
1.875%	08/15/26		20	19,940
Sr. Unsec’d. Notes, MTN
2.300%	02/01/25		20	20,525
Aircastle Ltd.,
Sr. Unsec’d. Notes, 144A
5.250%	08/11/25		10	11,158
American Express Co.,
Jr. Sub. Notes
3.550%(ff)	09/15/26(oo)		10	10,185
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
2.875%	02/15/25		10	10,287
3.950%	07/01/24		20	21,225
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series H
4.000%(ff)	12/01/30(oo)		20	20,534
CI Financial Corp. (Canada),
Sr. Unsec’d. Notes
3.200%	12/17/30		30	31,196
GE Capital UK Funding Unlimited Co.,
Gtd. Notes, EMTN
8.000%	01/14/39	GBP	10	23,232
LPL Holdings, Inc.,
Gtd. Notes, 144A
4.375%	05/15/31		10	10,435
Mastercard, Inc.,
Sr. Unsec’d. Notes
3.300%	03/26/27		10	10,994
3.850%	03/26/50		20	23,851
Nasdaq, Inc.,
Sr. Unsec’d. Notes
2.500%	12/21/40		20	18,416
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A
2.875%	10/15/26		10	9,787
Visa, Inc.,
Sr. Unsec’d. Notes
1.100%	02/15/31		10	9,362
2.050%	04/15/30		10	10,169

A3

AST WESTERN ASSET CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
4.300%	12/14/45	20	$25,129
			444,339
Electric — 6.3%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.625%	01/12/23	200	207,815
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
4.250%	10/15/50	20	24,206
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30	10	10,838
DTE Electric Co.,
First Mortgage, Series C
2.625%	03/01/31	10	10,427
Duke Energy Indiana LLC,
First Mortgage
2.750%	04/01/50	10	9,576
Duke Energy Ohio, Inc.,
First Mortgage
2.125%	06/01/30	30	29,905
Edison International,
Jr. Sub. Notes, Series A
5.375%(ff)	03/15/26(oo)	10	10,340
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22	40	40,700
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
7.375%	11/15/31	20	27,279
Florida Power & Light Co.,
First Mortgage
3.150%	10/01/49	30	31,772
MidAmerican Energy Co.,
First Mortgage
3.650%	08/01/48	20	22,481
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	10	11,204
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A
2.450%	12/02/27	20	20,232
Pacific Gas & Electric Co.,
First Mortgage
3.850%	11/15/23	40	41,601
San Diego Gas & Electric Co.,
Sr. Sec’d. Notes, Series VVV
1.700%	10/01/30	10	9,625
Sierra Pacific Power Co.,
General Ref. Mortgage
2.600%	05/01/26	20	21,117
Southern California Edison Co.,
First Mortgage
2.250%	06/01/30	10	9,897
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
First Mortgage, Series G
2.500%	06/01/31	10	$10,054
Toledo Edison Co. (The),
First Mortgage, 144A
2.650%	05/01/28	10	10,124
			559,193
Electronics — 1.1%
Honeywell International, Inc.,
Sr. Unsec’d. Notes
1.100%	03/01/27	20	19,827
1.950%	06/01/30	30	30,089
SYNNEX Corp.,
Sr. Unsec’d. Notes, 144A
1.250%	08/09/24	30	30,016
Vontier Corp.,
Gtd. Notes, 144A
2.400%	04/01/28	20	19,783
			99,715
Environmental Control — 0.7%
Republic Services, Inc.,
Sr. Unsec’d. Notes
2.500%	08/15/24	30	31,425
Waste Management, Inc.,
Gtd. Notes
2.400%	05/15/23	30	30,877
			62,302
Foods — 0.4%
Hershey Co. (The),
Sr. Unsec’d. Notes
1.700%	06/01/30	10	9,839
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
2.375%	07/16/40	10	9,540
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.500%	02/04/31	20	18,833
			38,212
Forest Products & Paper — 0.6%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes, 144A
0.950%	05/15/26	40	39,537
Suzano Austria GmbH (Brazil),
Gtd. Notes
3.125%	01/15/32	10	9,671
			49,208
Gas — 0.3%
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
4.100%	09/18/34	20	22,769

A4

AST WESTERN ASSET CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services — 3.1%
Adventist Health System/West,
Bonds
2.952%	03/01/29	10	$10,480
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes
3.387%	10/15/49	20	21,990
Ascension Health,
Sr. Unsec’d. Notes, Series B
3.106%	11/15/39	20	21,435
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31	10	9,933
Centene Corp.,
Sr. Unsec’d. Notes
4.625%	12/15/29	10	10,892
City of Hope,
Sr. Sec’d. Notes, Series 2013
5.623%	11/15/43	20	28,832
CommonSpirit Health,
Sr. Sec’d. Notes
1.547%	10/01/25	10	10,048
4.187%	10/01/49	30	34,217
Kaiser Foundation Hospitals,
Unsec’d. Notes, Series 2021
3.002%	06/01/51	10	10,213
Northwell Healthcare, Inc.,
Sec’d. Notes
3.809%	11/01/49	10	11,140
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020
1.375%	11/15/25	10	10,100
Piedmont Healthcare, Inc.,
Sec’d. Notes, Series 2032
2.044%	01/01/32	10	9,822
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A
2.532%	10/01/29	50	52,047
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2019
3.434%	12/01/48	30	32,814
			273,963
Home Builders — 0.2%
D.R. Horton, Inc.,
Gtd. Notes
2.500%	10/15/24	10	10,474
MDC Holdings, Inc.,
Gtd. Notes
2.500%	01/15/31	10	9,748
			20,222
Household Products/Wares — 0.2%
Clorox Co. (The),
Sr. Unsec’d. Notes
1.800%	05/15/30	10	9,766
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Household Products/Wares (cont’d.)
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
1.050%	09/15/27	10	$9,856
			19,622
Insurance — 3.4%
Allianz SE (Germany),
Jr. Sub. Notes, 144A
3.500%(ff)	11/17/25(oo)	200	202,808
American International Group, Inc.,
Sr. Unsec’d. Notes
3.400%	06/30/30	10	10,922
AmFam Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
2.805%	03/11/31	20	20,486
GA Global Funding Trust,
Sec’d. Notes, 144A
1.000%	04/08/24	10	10,045
1.625%	01/15/26	20	20,132
New York Life Insurance Co.,
Sub. Notes, 144A
3.750%	05/15/50	10	11,185
Reliance Standard Life Global Funding II,
Sec’d. Notes, 144A
2.500%	10/30/24	20	20,841
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
3.300%	05/15/50	10	10,487
			306,906
Internet — 3.4%
Alibaba Group Holding Ltd. (China),
Sr. Unsec’d. Notes
2.125%	02/09/31	200	192,285
Alphabet, Inc.,
Sr. Unsec’d. Notes
1.100%	08/15/30	20	18,898
1.900%	08/15/40	10	8,978
Amazon.com, Inc.,
Sr. Unsec’d. Notes
1.200%	06/03/27	20	19,937
2.100%	05/12/31	30	30,386
3.150%	08/22/27	10	10,994
3.875%	08/22/37	10	11,771
eBay, Inc.,
Sr. Unsec’d. Notes
2.600%	05/10/31	10	10,203
			303,452
Iron/Steel — 0.7%
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.250%	08/10/26	50	59,279

A5

AST WESTERN ASSET CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Lodging — 1.4%
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
2.900%	06/25/25	40	$40,198
3.200%	08/08/24	20	20,533
3.500%	08/18/26	30	30,711
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.600%	04/15/24	30	31,913
			123,355
Machinery-Construction & Mining — 0.5%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
0.800%	11/13/25	10	9,927
1.100%	09/14/27	10	9,893
Caterpillar, Inc.,
Sr. Unsec’d. Notes
2.600%	04/09/30	10	10,519
3.250%	04/09/50	10	10,878
			41,217
Machinery-Diversified — 0.4%
Deere & Co.,
Sr. Unsec’d. Notes
3.100%	04/15/30	10	10,869
3.750%	04/15/50	10	11,877
Otis Worldwide Corp.,
Sr. Unsec’d. Notes
2.565%	02/15/30	10	10,265
			33,011
Media — 4.2%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	10	9,994
3.500%	06/01/41	10	9,842
3.500%	03/01/42	10	9,763
3.950%	06/30/62	10	9,670
5.050%	03/30/29	10	11,679
5.750%	04/01/48	20	25,297
Comcast Corp.,
Gtd. Notes
2.350%	01/15/27	30	31,423
3.400%	04/01/30	10	10,986
4.250%	10/15/30	90	104,946
Fox Corp.,
Sr. Unsec’d. Notes
4.030%	01/25/24	30	32,178
Time Warner Cable LLC,
Sr. Sec’d. Notes
6.550%	05/01/37	40	54,079
TWDC Enterprises 18 Corp.,
Gtd. Notes, MTN
1.850%	07/30/26	30	30,845
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Walt Disney Co. (The),
Gtd. Notes
1.650%	09/01/22	30	$30,401
			371,103
Mining — 3.0%
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.750%	05/01/43	10	13,689
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
2.875%	02/24/22	30	30,306
Freeport-McMoRan, Inc.,
Gtd. Notes
3.875%	03/15/23	20	20,626
5.450%	03/15/43	20	24,610
Glencore Canada Corp. (Switzerland),
Gtd. Notes
6.200%	06/15/35	50	63,108
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
2.625%	09/23/31	10	9,797
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
3.875%	04/23/25	50	54,270
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
3.900%	07/15/30	30	32,583
Yamana Gold, Inc. (Canada),
Gtd. Notes
4.625%	12/15/27	20	22,267
			271,256
Miscellaneous Manufacturing — 0.5%
3M Co.,
Sr. Unsec’d. Notes
2.375%	08/26/29	30	31,077
Eaton Corp.,
Gtd. Notes
2.750%	11/02/22	10	10,259
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
6.875%	01/10/39	3	4,462
			45,798
Oil & Gas — 8.7%
BP Capital Markets America, Inc.,
Gtd. Notes
3.000%	02/24/50	90	86,663
Chevron Corp.,
Sr. Unsec’d. Notes
2.954%	05/16/26	20	21,551
3.078%	05/11/50	10	10,356
Chevron USA, Inc.,
Gtd. Notes
1.018%	08/12/27	10	9,779

A6

AST WESTERN ASSET CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
2.343%	08/12/50	10	$9,041
3.850%	01/15/28	10	11,294
5.050%	11/15/44	30	40,037
Cimarex Energy Co.,
Sr. Unsec’d. Notes
3.900%	05/15/27	20	21,896
4.375%	03/15/29	20	22,558
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	20	25,077
5.850%	12/15/25	30	34,716
Sr. Unsec’d. Notes, 144A
4.500%	01/15/30	6	6,530
Devon OEI Operating LLC,
Gtd. Notes
7.500%	09/15/27	20	24,703
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26	20	21,378
3.500%	12/01/29	10	10,698
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.875%	09/18/23	20	21,530
EOG Resources, Inc.,
Sr. Unsec’d. Notes
4.375%	04/15/30	10	11,675
EQT Corp.,
Sr. Unsec’d. Notes, 144A
3.125%	05/15/26	10	10,246
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
3.452%	04/15/51	20	21,390
3.482%	03/19/30	10	11,132
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.400%	08/15/49	20	19,663
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.250%	03/17/24	30	33,493
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
0.550%	05/15/23	40	40,032
1.125%	01/15/26	20	19,755
Qatar Petroleum (Qatar),
Sr. Unsec’d. Notes, 144A
1.375%	09/12/26	200	198,559
Shell International Finance BV (Netherlands),
Gtd. Notes
3.250%	04/06/50	10	10,643
4.000%	05/10/46	20	23,521
			777,916
Packaging & Containers — 0.1%
Graphic Packaging International LLC,
Sr. Sec’d. Notes, 144A
1.512%	04/15/26	10	9,993
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals — 6.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26	120	$128,581
Astrazeneca Finance LLC (United Kingdom),
Gtd. Notes
0.700%	05/28/24	50	50,067
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
4.685%	12/15/44	10	12,411
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40	10	9,496
3.250%	02/27/27	50	54,996
Cigna Corp.,
Gtd. Notes
3.250%	04/15/25	20	21,381
3.875%	10/15/47	20	22,114
Sr. Unsec’d. Notes
2.400%	03/15/30	40	40,673
CVS Health Corp.,
Sr. Unsec’d. Notes
1.300%	08/21/27	10	9,843
2.125%	09/15/31	10	9,821
2.625%	08/15/24	100	105,068
4.780%	03/25/38	20	24,480
5.050%	03/25/48	20	25,792
Johnson & Johnson,
Sr. Unsec’d. Notes
0.950%	09/01/27	10	9,845
2.100%	09/01/40	10	9,439
Merck & Co., Inc.,
Sr. Unsec’d. Notes
1.450%	06/24/30	10	9,678
2.350%	06/24/40	10	9,531
Pfizer, Inc.,
Sr. Unsec’d. Notes
2.550%	05/28/40	10	9,896
3.000%	12/15/26	30	32,804
			595,916
Pipelines — 5.9%
Energy Transfer LP,
Jr. Sub. Notes, Series B
6.625%(ff)	02/15/28(oo)	10	9,759
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	20	20,868
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)	20	20,799
Sr. Unsec’d. Notes
3.750%	05/15/30	10	10,797
4.950%	06/15/28	20	22,971
Enterprise Products Operating LLC,
Gtd. Notes
3.300%	02/15/53	10	9,822
3.950%	01/31/60	10	10,743
4.150%	10/16/28	30	34,098

A7

AST WESTERN ASSET CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Gtd. Notes, Series D
6.875%	03/01/33	10	$13,942
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.300%	10/01/31	30	29,511
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.300%	05/01/24	30	32,386
7.300%	08/15/33	10	14,042
MPLX LP,
Sr. Unsec’d. Notes
3.375%	03/15/23	50	51,897
4.800%	02/15/29	40	46,323
Northwest Pipeline LLC,
Sr. Unsec’d. Notes
7.125%	12/01/25	40	48,538
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes
8.000%	03/01/32	10	14,156
Sr. Unsec’d. Notes, 144A
0.625%	04/28/23	20	19,995
Tennessee Gas Pipeline Co. LLC,
Gtd. Notes
7.000%	03/15/27	10	12,683
7.000%	10/15/28	10	12,951
Gtd. Notes, 144A
2.900%	03/01/30	10	10,338
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
3.250%	05/15/30	10	10,704
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.600%	03/15/22	50	50,452
8.750%	03/15/32	10	15,317
			523,092
Real Estate Investment Trusts (REITs) — 0.6%
Kimco Realty Corp.,
Sr. Unsec’d. Notes
2.250%	12/01/31	20	19,601
Prologis LP,
Sr. Unsec’d. Notes
1.250%	10/15/30	10	9,371
Simon Property Group LP,
Sr. Unsec’d. Notes
3.250%	11/30/26	20	21,684
			50,656
Retail — 1.7%
Costco Wholesale Corp.,
Sr. Unsec’d. Notes
1.375%	06/20/27	20	20,102
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.900%	12/06/28	10	11,447
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
1.700%	09/15/28	20	$19,827
1.700%	10/15/30	10	9,569
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.800%	04/01/28	30	33,572
Nordstrom, Inc.,
Sr. Unsec’d. Notes
2.300%	04/08/24	20	20,010
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
1.150%	05/15/28	20	19,586
Walmart, Inc.,
Sr. Unsec’d. Notes
1.800%	09/22/31	10	9,908
2.375%	09/24/29	2	2,102
2.650%	09/22/51	10	9,954
			156,077
Semiconductors — 2.3%
Applied Materials, Inc.,
Sr. Unsec’d. Notes
2.750%	06/01/50	10	9,769
Broadcom, Inc.,
Gtd. Notes
4.150%	11/15/30	20	22,179
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	20	19,937
3.187%	11/15/36	10	9,971
Intel Corp.,
Sr. Unsec’d. Notes
2.800%	08/12/41	10	9,967
3.100%	02/15/60	10	9,825
3.900%	03/25/30	20	22,944
Lam Research Corp.,
Sr. Unsec’d. Notes
1.900%	06/15/30	10	9,974
Microchip Technology, Inc.,
Sr. Sec’d. Notes, 144A
0.972%	02/15/24	20	20,009
0.983%	09/01/24	10	9,991
NVIDIA Corp.,
Sr. Unsec’d. Notes
1.550%	06/15/28	30	29,886
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes, 144A
3.400%	05/01/30	10	10,834
Skyworks Solutions, Inc.,
Sr. Unsec’d. Notes
1.800%	06/01/26	10	10,120
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
2.900%	11/03/27	10	10,861
			206,267

A8

AST WESTERN ASSET CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software — 2.4%
Adobe, Inc.,
Sr. Unsec’d. Notes
2.150%	02/01/27	20	$20,923
2.300%	02/01/30	30	31,035
Intuit, Inc.,
Sr. Unsec’d. Notes
0.650%	07/15/23	10	10,046
Microsoft Corp.,
Sr. Unsec’d. Notes
2.400%	08/08/26	50	53,125
2.921%	03/17/52	20	20,807
Oracle Corp.,
Sr. Unsec’d. Notes
2.650%	07/15/26	50	52,723
salesforce.com, Inc.,
Sr. Unsec’d. Notes
1.500%	07/15/28	10	9,959
1.950%	07/15/31	20	19,926
			218,544
Telecommunications — 6.8%
AT&T, Inc.,
Sr. Unsec’d. Notes
1.650%	02/01/28	100	99,081
2.750%	06/01/31	10	10,270
3.100%	02/01/43	20	19,248
4.250%	03/01/27	10	11,319
4.300%	02/15/30	10	11,480
4.500%	03/09/48	10	11,548
Bell Telephone Co. of Canada or Bell Canada (The) (Canada),
Gtd. Notes, Series US-3
0.750%	03/17/24	40	40,020
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes
8.750%	06/15/30	10	14,850
T-Mobile USA, Inc.,
Gtd. Notes
2.625%	02/15/29	10	10,101
Sr. Sec’d. Notes
2.050%	02/15/28	10	10,082
2.250%	11/15/31	30	29,382
2.550%	02/15/31	10	10,042
3.875%	04/15/30	20	22,096
4.375%	04/15/40	10	11,508
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.500%	09/18/30	10	9,441
2.550%	03/21/31	10	10,145
2.650%	11/20/40	20	18,863
2.875%	11/20/50	10	9,301
3.400%	03/22/41	30	31,305
3.550%	03/22/51	110	115,820
4.329%	09/21/28	60	69,021
4.400%	11/01/34	10	11,843
4.522%	09/15/48	10	12,240
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.375%	05/30/28		10	$11,487
				610,493
Transportation — 0.5%
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.750%	03/15/24		20	21,340
Sr. Unsec’d. Notes, 144A
2.891%	04/06/36		20	20,751
				42,091

Total Corporate Bonds (cost $8,297,908)				8,454,911
Sovereign Bonds — 0.6%
Mexican Bonos (Mexico),
Sr. Unsec’d. Notes, Series M30
8.500%	11/18/38	MXN	830	42,829
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31		10	9,930

Total Sovereign Bonds (cost $55,801)				52,759
U.S. Treasury Obligations — 1.7%
U.S. Treasury Bonds
1.875%	02/15/51		80	76,325
2.250%	05/15/41		10	10,402
U.S. Treasury Notes
0.375%	09/15/24		10	9,957
1.125%	08/31/28		10	9,883
1.250%	09/30/28		30	29,873
1.250%	08/15/31		10	9,758

Total U.S. Treasury Obligations (cost $143,912)				146,198

Total Long-Term Investments (cost $8,678,979)				8,836,342

	Shares
Short-Term Investment — 0.5%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $43,741)(wb)	43,741	43,741

TOTAL INVESTMENTS—99.6% (cost $8,722,720)		8,880,083

Other assets in excess of liabilities(z) — 0.4%		39,692

Net Assets — 100.0%		$8,919,775

A9

AST WESTERN ASSET CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
GBP	British Pound
MXN	Mexican Peso

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2021.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(wb)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2	2 Year U.S. Treasury Notes	Dec. 2021	$440,109	$(246)
12	5 Year U.S. Treasury Notes	Dec. 2021	1,472,906	(9,869)
				(10,115)
Short Positions:
4	10 Year U.S. Treasury Notes	Dec. 2021	526,438	7,830
1	20 Year U.S. Treasury Bonds	Dec. 2021	159,219	3,069
1	30 Year U.S. Ultra Treasury Bonds	Dec. 2021	191,063	5,186
				16,085
				$5,970
Forward foreign currency exchange contracts outstanding at September 30, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Mexican Peso,
Expiring 10/19/21	Goldman Sachs Bank USA	MXN	545	$26,891	$26,325	$—	$(566)
Expiring 01/18/22	Citibank, N.A.	MXN	545	26,204	25,992	—	(212)
				$53,095	$52,317	—	(778)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 10/19/21	Goldman Sachs Bank USA	GBP	18	$25,088	$24,422	$666	$—
Mexican Peso,
Expiring 10/19/21	Citibank, N.A.	MXN	545	26,540	26,325	215	—
				$51,628	$50,747	881	—
						$881	$(778)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A10